Appendix 4 Additional Information on Financial Debt - Summary of Financial Lease Obligation by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	$ 1,799,788	$ 1,840,367
Non current finance lease liabilities	$ 12,809,126	$ 15,909,280
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%	6.50%
Current finance lease liabilities	$ 1,799,788	$ 1,840,367
Non current finance lease liabilities	12,809,126	15,909,280
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	439,377	449,283
Less than 90 Days [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	439,377	449,283
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,459,000	2,677,880
One to Two Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,459,000	2,677,880
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	1,916,774	2,677,880
Two to Three Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	1,916,774	2,677,880
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,041,364	1,959,990
Three to Four Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,041,364	1,959,990
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,174,053	2,087,390
Four to Five Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,174,053	2,087,390
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	4,217,935	6,506,140
More Than Five Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	4,217,935	6,506,140
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,737,680	2,934,833
Non current finance lease liabilities	$ 15,328,706	$ 19,481,431
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Tax payer Id	91.081.000-6	91.081.000-6
Nominal Interest Rate	6.50%	6.50%
Current finance lease liabilities	$ 2,737,680	$ 2,934,833
Non current finance lease liabilities	15,328,706	19,481,431
Undiscounted Cash Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	685,232	734,006
Undiscounted Cash Flow [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	685,232	734,006
Undiscounted Cash Flow [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,052,448	2,200,827
Undiscounted Cash Flow [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current finance lease liabilities	2,052,448	2,200,827
Undiscounted Cash Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,728,693	2,931,533
Undiscounted Cash Flow [Member] | One to Two Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,728,693	2,931,533
Undiscounted Cash Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,719,123	2,928,019
Undiscounted Cash Flow [Member] | Two to Three Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,719,123	2,928,019
Undiscounted Cash Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,708,931	2,924,276
Undiscounted Cash Flow [Member] | Three to Four Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,708,931	2,924,276
Undiscounted Cash Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,698,076	2,920,289
Undiscounted Cash Flow [Member] | Four to Five Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	2,698,076	2,920,289
Undiscounted Cash Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	4,473,883	7,777,314
Undiscounted Cash Flow [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | Transelec S A [Member] | Chile [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non current finance lease liabilities	$ 4,473,883	$ 7,777,314